UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2014


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2014


[LOGO OF USAA]
   USAA(R)

                                                    [GRAPHIC OF USAA VALUE FUND]

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       SEMIANNUAL REPORT
       USAA VALUE FUND
       FUND SHARES o INSTITUTIONAL SHARES o ADVISER SHARES
       JANUARY 31, 2014

 =============================================================

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

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PRESIDENT'S MESSAGE

"IN MY OPINION, THE CONTINUATION OF
THE TAPER IS AN INDICATION THAT FED
POLICYMAKERS BELIEVE THE U.S. ECONOMIC             [PHOTO OF DANIEL S. McNAMARA]
RECOVERY IS STRENGTHENING."

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FEBRUARY 2014

For much of the reporting period, market sentiment was driven by the potential for -- and then the reality of -- Federal Reserve (the Fed) "tapering." The Fed had hinted during the spring of 2013 that it might start reducing its asset purchase program (also known as quantitative easing, or QE) if U.S. economic conditions improved. (In September 2012, the U.S. central bank began purchasing $85 billion of U.S. Treasury securities and mortgage-backed securities every month to push down long-term interest rates and stimulate economic growth.) The Fed also continued to reiterate its "forward guidance" -- the promise to hold short-term interest rates near zero until unemployment falls below 6.5% and inflation rises above 2.5%.

In general, equity investors seemed to like the Fed's promise of "low rates for longer" more than they disliked the prospect of the taper. Though stocks had briefly declined in response to the Fed's springtime "taper talk," they moved higher overall during the reporting period, reaching new all-time highs in mid-January 2014. In the bond market, longer-term yields -- especially in five-year, 10-year, and 30-year maturities -- rose on expectations that the Fed would begin tapering sooner rather than later. Bond prices, which move in the opposite direction of yields, declined. However, not all bonds performed the same way during the reporting period. The fixed-income market is, after all, a market of bonds and not a single bond market. It comprises different types of bonds with different maturities and risk characteristics, including U.S. Treasuries, mortgage-backed securities, investment-grade bonds, high-yield bonds, municipal securities and more. While U.S. Treasury securities underperformed during the reporting period, bonds with more exposure to the U.S. economy's health (I.E., those with credit risk) outperformed.

In December, the Fed announced it would taper its QE asset purchases by $10 billion beginning in January 2014. It subsequently announced additional tapering of $10 billion in February and suggested it would continue reducing its asset purchases in $10 billion increments through the end of 2014. In my opinion, the continuation of the taper is an indication that Fed policymakers believe the U.S. economic recovery is strengthening. Indeed, near the end of the reporting period, the U.S. Department of Commerce estimated that fourth-quarter gross domestic product growth was 3.2%, which was later revised downward to 2.4% on February 28, 2014. Combined with a third-quarter

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

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growth rate of 4.1%, the U.S. economy experienced one of its strongest six-month periods in a decade during the second half of 2013.

In mid-January, stocks underwent a sell-off. According to some observers, the decline was a response to slowing global economic growth, especially in China and Brazil, as well as currency weakness in Turkey and South Africa. However, in my opinion, the predominant driver of market behavior is how investors interpret macroeconomic data and future earnings trends. Some companies that met or beat earnings expectations in the fourth-quarter 2013 have guided down forecasts for coming quarters. Downward earnings guidance feeds into the belief held by many, including USAA Asset Management Company, that it may be harder than the markets expect for U.S. companies to find the earnings growth needed to support current valuations.

Meanwhile, as stocks declined in late January, investors sought safety in U.S. Treasuries and other conservative fixed-income securities. Though yields trended down, they generally remained higher at the end of the reporting period than they were at the beginning. Higher yields mean that investors have the opportunity to reinvest at higher rates and can potentially earn more on new investments.

Nevertheless, the shift in market sentiment during January underlines the importance of diversification. Different asset classes, such as stocks and bonds, move up and down at different rates and often at different times. I urge all investors to hold diversified portfolios directly tied to their goals, risk tolerance and time horizon. It is also a good idea to regularly reassess your investment risk and rebalance your portfolio. Regular rebalancing can potentially help you protect your gains and prepare for what happens next.

Looking ahead, I expect U.S. economic growth to continue getting stronger, albeit slowly. While some investors may believe the economy is already on a clear path to normalization, I believe the ride will be bumpier than many of us would like. Rest assured we will continue to monitor economic trends, Fed policy, geopolitical events, and other factors that could potentially affect your investments. From all of us at USAA Asset Management Company, thank you for allowing us to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Past performance is no guarantee of future results. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
o Diversification is a technique intended to help reduce risk and does not guarantee a profit or prevent a loss. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker-dealer.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           7

FINANCIAL INFORMATION

    Portfolio of Investments                                                 14

    Notes to Portfolio of Investments                                        21

    Financial Statements                                                     22

    Notes to Financial Statements                                            25

EXPENSE EXAMPLE                                                              42

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2014, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA VALUE FUND (THE FUND) SEEKS LONG-TERM GROWTH OF CAPITAL.

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TYPES OF INVESTMENTS

The Fund invests its assets primarily in equity securities of companies that are considered to be undervalued. Although the Fund will invest primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities including securities issued in emerging markets.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

Barrow, Hanley, Mewhinney & Strauss, LLC

    MARK GIAMBRONE, CPA                             JAMES S. McCLURE, CFA
    JAMES P. BARROW                                 JOHN P. HARLOE, CFA
    RAY NIXON, Jr.                                  LEWIS ROPP*
    TIMOTHY J. CULLER, CFA

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o  HOW DID THE USAA VALUE FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

   The Fund has three share classes: Fund Shares, Institutional Shares, and Adviser Shares. For the six-month period ended January 31, 2014, the Fund Shares, Institutional Shares, and Adviser Shares had a total return of 6.02%, 6.03%, and 5.80%, respectively. This compares to returns of 4.76% for the Russell 3000(R) Value Index (the Index) and 6.26% for the Lipper Multi-Cap Value Funds Index.

   USAA Asset Management Company is the Fund's investment adviser. As the investment adviser, USAA Asset Management Company employs dedicated resources to support the research, selection, and monitoring of the Fund's subadviser. Barrow, Hanley, Mewhinney & Strauss, LLC (BHMS) is the subadviser to the Fund. The investment adviser and subadviser each provides day-to-day discretionary management for a portion of the Fund's assets.

   *Effective January 1, 2014, Lewis Ropp co-manages the Fund and replaces Robert J. Chambers whose retirement was effective December 31, 2013.

   Refer to page 8 for benchmark definitions.

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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2  | USAA VALUE FUND

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o  CAN YOU DISCUSS THE MARKET ENVIRONMENT DURING THE REPORTING PERIOD?

   Equities overall trended upward for most of the period. While U.S. Treasury rates continued to drift higher, investors seemed to have gained a comfort level with the likely impact of plans on the part of the U.S. Federal Reserve (the Fed) to gradually reduce its policy accommodation from the economy. Positive sentiment was supported by continued signs of strengthening in the U.S. economy, highlighted in December by an upward revision in third quarter gross domestic product growth to 4.1%. Optimism was further fueled by a more constructive turn in U.S. budget talks, culminating in a bipartisan two-year deal late in the period. While growth in China remained a concern, growth appeared to have stabilized at levels sufficient to support the global economy, and a consensus seemed to emerge that Europe was finally pulling out of its recession. The net result was a strong finish to 2013 for stocks, with most broad U.S. indices providing good returns in the fourth quarter.

   In January, the tenor of the market shifted. U.S. data came in below expectations as gauged by key employment and manufacturing indicators. China's manufacturing data showed signs of contracting, causing emerging markets equities to swoon and sovereign debt spreads to widen. As emerging markets currencies dipped along with other regional asset classes, investors saw a threat to the profitability of U.S. multinational companies. The net result was that January saw most broad stock indices give up on half of their gains achieved from the beginning of the Fund's fiscal period.

o WHAT WERE THE PRINCIPAL FACTORS THAT IMPACTED THE FUND'S RELATIVE PERFORMANCE DURING THE REPORTING PERIOD?

   We have been positioned for continued, if somewhat gradual, economic improvement. In this vein, we have viewed a number of companies within the economically sensitive industrials sector as attractively valued, and our largest overweight was to industrials, which proved

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

   helpful. In addition, selection within the sector was the largest contributor to the Fund's relative performance. Within the industrials sector, we have investments in companies with strong global brands, the potential to grow faster than the economy, and the ability to sustain growth in dividends. Standout performers included a pair of defense- oriented companies, Raytheon Co. (Raytheon) and General Dynamics Corp. (General Dynamics). Both benefited from increased clarity with respect to the U.S. budget outlook. In addition, Raytheon's defense business has meaningful international exposure, which continued to perform well, while results for General Dynamics have been bolstered by its Gulfstream private jet line.

   Stock selection within the energy sector was another leading source of positive relative performance. The clear standout among our energy holdings was BP plc ADR (BP), formerly known as British Petroleum. BP's results have continued to show improvement since suffering in the aftermath of the Gulf Coast disaster. In addition, most investors have come to believe that BP's Gulf-related legal and financial exposures should be manageable given the strength of the company's balance sheet. BP's stock is inexpensively valued by our measures even after its recent strong performance.

   Our health care exposure was also a positive contributor. A standout within the sector was drug distributor Cardinal Health, Inc. (Cardinal). Cardinal has performed well as management in recent years has tightened the company's focus, reduced costs, and returned capital to shareholders. In particular, Cardinal has done a good job of expanding its distribution network through creative partnerships, including one recently formed with CVS Pharmacy. Many health care companies have seen their stock prices rebound as clarity has increased around the implications of the Affordable Healthcare Act. We are maintaining a significant weight to the health care sector as we believe prices for many individual companies do not fully reflect the improved backdrop.

   The only material detractor for the six-month reporting period was selection within the consumer discretionary sector. The principal

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4  | USAA VALUE FUND

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   detractors among our holdings were retailer Target Corp. (Target) and slot machine manufacturer International Game Technology. Target's results have been hurt recently by a weak retail environment and costs associated with its expansion into Canada. Adding significantly to negative sentiment over the period was concern over a breach of credit card data privacy for customers in its stores. We added Target to our holdings as we believe it is an excellent retailer and that the stock is trading at very attractive levels based on what are short-term issues. International Game Technology has suffered from a drop off in regional casino gaming activity. While its earnings have flattened out, the company is attractively valued, generates strong free cash flow, and pays a solid dividend.

   Outside of the consumer discretionary sector, banking giant Citigroup, Inc. (Citigroup) lagged as investors punished the stock in January. Relative to its peers, Citigroup is viewed as more vulnerable to developments in emerging markets and has more exposure to any slowing in global growth. We view Citigroup as having broad-based operations, strong management, a focus on returning capital to shareholders, and we expect it to weather the short-term volatility in emerging markets.

o  WHAT IS YOUR OUTLOOK?

   The Fund continues to be positioned for a gradually improving economic backdrop, favoring less expensive companies in more economically sensitive sectors such as industrials. In our view, Europe appears to have stabilized and may even be poised to join the United States as a positive contributor to the global growth outlook. Economic activity in China bears continued close monitoring, but for the most part we view the recent issues with emerging markets as reflecting the nature of the asset class, which is always vulnerable to short-term turmoil.

   While holding many stocks with attractive dividends, we continue to focus on broader measures of valuation as well, including low payout

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

   ratios and solid earnings prospects that together suggest the potential for long-term growth in dividends. In this vein, we are avoiding utilities while maintaining a significant weighting in consumer discretionary stocks. We remain confident that our bottom-up approach to evaluating stocks will continue to generate solid ideas consistent with the Fund's focus on individual company valuations and fundamentals.

   Thank you for your investment in the Fund.

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6  | USAA VALUE FUND

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INVESTMENT OVERVIEW

USAA VALUE FUND SHARES (FUND SHARES) (Ticker Symbol: UVALX)


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                                            1/31/14                   7/31/13
--------------------------------------------------------------------------------

Net Assets                              $754.5 Million            $633.2 Million
Net Asset Value Per Share                   $18.73                    $18.37


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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/14
--------------------------------------------------------------------------------

8/1/13-1/31/14*              1 Year              5 Years                10 Years
      6.02%                  23.97%               19.60%                  8.12%


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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/13
--------------------------------------------------------------------------------
1 Year                               5 Years                            10 Years

35.85%                               18.65%                              8.60%


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                          EXPENSE RATIO AS OF 7/31/13**
--------------------------------------------------------------------------------

                                      1.25%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2013, and is calculated as a percentage of average net assets. The expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

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                                                        INVESTMENT OVERVIEW |  7

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                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  USAA VALUE         RUSSELL 3000        LIPPER MULTI-CAP
                  FUND SHARES        VALUE INDEX         VALUE FUNDS INDEX
 1/31/2004        $10,000.00          $10,000.00            $10,000.00
 2/29/2004         10,246.05           10,212.71             10,190.52
 3/31/2004         10,131.81           10,141.32             10,101.36
 4/30/2004          9,912.13            9,871.39              9,915.76
 5/31/2004         10,000.00            9,973.42              9,962.38
 6/30/2004         10,465.73           10,230.21             10,243.05
 7/31/2004         10,237.26           10,058.46              9,950.38
 8/31/2004         10,298.77           10,197.87              9,985.10
 9/30/2004         10,571.18           10,375.97             10,187.05
10/31/2004         10,685.41           10,547.48             10,320.76
11/30/2004         11,379.61           11,114.65             10,861.25
12/31/2004         11,806.14           11,477.52             11,253.25
 1/31/2005         11,683.25           11,252.94             11,008.48
 2/28/2005         12,099.16           11,613.18             11,298.93
 3/31/2005         12,023.54           11,447.15             11,138.94
 4/30/2005         11,758.87           11,209.71             10,872.35
 5/31/2005         12,061.35           11,513.21             11,226.22
 6/30/2005         12,335.48           11,671.69             11,364.44
 7/31/2005         12,760.84           12,037.98             11,748.17
 8/31/2005         12,619.05           11,965.49             11,660.41
 9/30/2005         12,732.48           12,116.79             11,758.25
10/31/2005         12,316.57           11,809.36             11,470.03
11/30/2005         12,619.05           12,205.59             11,855.34
12/31/2005         12,783.98           12,263.84             11,966.13
 1/31/2006         13,153.12           12,787.12             12,360.65
 2/28/2006         13,191.98           12,858.03             12,380.07
 3/31/2006         13,405.70           13,072.50             12,583.35
 4/30/2006         13,784.55           13,377.04             12,833.01
 5/31/2006         13,405.70           13,019.51             12,502.56
 6/30/2006         13,357.12           13,109.65             12,477.31
 7/31/2006         13,386.27           13,381.52             12,516.79
 8/31/2006         13,609.70           13,621.37             12,757.78
 9/30/2006         13,910.84           13,880.30             13,044.90
10/31/2006         14,318.84           14,357.47             13,504.70
11/30/2006         14,639.41           14,692.70             13,785.92
12/31/2006         14,909.76           15,003.96             14,008.79
 1/31/2007         15,160.09           15,198.82             14,246.65
 2/28/2007         15,049.95           14,966.45             14,003.05
 3/31/2007         15,330.32           15,193.22             14,122.23
 4/30/2007         15,841.00           15,718.00             14,702.35
 5/31/2007         16,481.85           16,285.80             15,264.36
 6/30/2007         16,201.47           15,905.51             14,994.02
 7/31/2007         15,430.45           15,117.43             14,298.60
 8/31/2007         15,510.56           15,297.70             14,327.20
 9/30/2007         15,851.01           15,786.04             14,705.67
10/31/2007         15,961.16           15,801.27             14,766.30
11/30/2007         15,380.39           14,996.08             14,017.82
12/31/2007         15,102.28           14,852.34             13,863.24
 1/31/2008         14,549.50           14,256.32             13,191.33
 2/29/2008         13,944.58           13,661.42             12,724.09
 3/31/2008         13,423.09           13,582.67             12,470.30
 4/30/2008         14,090.59           14,226.38             13,107.52
 5/31/2008         14,424.35           14,243.28             13,342.47
 6/30/2008         13,058.05           12,880.54             12,110.70
 7/31/2008         12,985.04           12,888.21             11,977.15
 8/31/2008         13,183.21           13,138.99             12,112.02
 9/30/2008         12,140.23           12,202.63             10,990.55
10/31/2008          9,960.41           10,062.12              8,975.97
11/30/2008          9,219.90            9,304.34              8,379.49
12/31/2008          9,653.54            9,468.13              8,643.88
 1/31/2009          8,917.52            8,357.98              7,901.64
 2/28/2009          7,808.17            7,237.74              7,032.65
 3/31/2009          8,490.85            7,858.49              7,644.73
 4/30/2009          9,461.54            8,733.21              8,476.04
 5/31/2009          9,898.88            9,243.84              8,982.35
 6/30/2009          9,994.88            9,179.36              8,921.25
 7/31/2009         11,018.90            9,954.51              9,652.74
 8/31/2009         11,498.91           10,471.29             10,069.32
 9/30/2009         11,808.25           10,885.40             10,474.31
10/31/2009         11,541.58           10,520.79             10,212.05
11/30/2009         12,266.93           11,093.59             10,666.00
12/31/2009         12,622.19           11,339.18             10,942.01
 1/31/2010         12,363.05           11,019.19             10,641.64
 2/28/2010         12,816.54           11,380.25             10,986.85
 3/31/2010         13,583.16           12,138.07             11,618.48
 4/30/2010         13,874.69           12,497.19             11,896.61
 5/31/2010         12,751.76           11,467.46             10,905.40
 6/30/2010         11,877.17           10,791.94             10,230.60
 7/31/2010         12,762.55           11,525.67             10,931.91
 8/31/2010         11,985.14           11,003.10             10,405.39
 9/30/2010         13,194.45           11,881.77             11,307.90
10/31/2010         13,529.17           12,246.46             11,691.35
11/30/2010         13,604.75           12,211.50             11,639.73
12/31/2010         14,654.81           13,179.19             12,533.04
 1/31/2011         15,112.78           13,453.46             12,812.51
 2/28/2011         15,592.55           13,964.78             13,273.66
 3/31/2011         15,712.49           14,031.58             13,404.71
 4/30/2011         16,159.55           14,393.06             13,761.43
 5/31/2011         15,995.99           14,232.25             13,564.23
 6/30/2011         15,734.30           13,935.54             13,276.86
 7/31/2011         14,981.93           13,473.45             12,809.02
 8/31/2011         13,956.97           12,604.01             11,811.91
 9/30/2011         12,779.35           11,617.70             10,686.94
10/31/2011         14,371.31           12,974.31             12,022.96
11/30/2011         14,393.12           12,910.33             11,944.15
12/31/2011         14,593.09           13,165.89             12,017.12
 1/31/2012         15,222.29           13,693.55             12,701.05
 2/29/2012         15,895.65           14,211.94             13,295.93
 3/31/2012         16,392.39           14,634.78             13,601.98
 4/30/2012         16,094.34           14,480.59             13,434.02
 5/31/2012         15,012.56           13,628.64             12,467.99
 6/30/2012         15,586.57           14,303.54             12,963.62
 7/31/2012         15,696.95           14,429.27             13,016.95
 8/31/2012         16,072.27           14,752.43             13,409.01
 9/30/2012         16,458.62           15,225.06             13,774.92
10/31/2012         16,381.35           15,141.49             13,724.43
11/30/2012         16,447.58           15,139.14             13,780.67
12/31/2012         16,709.47           15,476.22             14,088.14
 1/31/2013         17,606.02           16,475.72             14,992.95
 2/28/2013         17,830.16           16,708.52             15,182.48
 3/31/2013         18,592.23           17,373.03             15,824.19
 4/30/2013         18,917.23           17,614.10             16,023.34
 5/31/2013         19,623.26           18,071.73             16,555.94
 6/30/2013         19,488.78           17,919.00             16,343.74
 7/31/2013         20,587.06           18,900.90             17,254.09
 8/31/2013         19,959.47           18,174.53             16,729.21
 9/30/2013         20,710.33           18,676.45             17,298.01
10/31/2013         21,472.40           19,477.35             18,048.46
11/30/2013         22,245.68           20,037.99             18,553.63
12/31/2013         22,699.65           20,534.97             18,988.61
 1/31/2014         21,825.69           19,800.48             18,333.53

                                   [END CHART]

                          Data from 1/31/04 to 1/31/14.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Value Fund Shares to the following benchmarks:

o The unmanaged Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the unmanaged Russell 1000(R) Value or the unmanaged Russell 2000 Value indexes.

o The unmanaged Lipper Multi-Cap Value Funds Index tracks the total return performance of the 30 largest funds within the Lipper Multi-Cap Value Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indices does not reflect the deduction of any fees or expenses.

================================================================================

8  | USAA VALUE FUND

================================================================================

USAA VALUE FUND INSTITUTIONAL SHARES (INSTITUTIONAL SHARES)
(Ticker Symbol: UIVAX)


--------------------------------------------------------------------------------
                                           1/31/14                  7/31/13
--------------------------------------------------------------------------------

Net Assets                              $213.0 Million           $214.9 Million
Net Asset Value Per Share                   $18.71                   $18.36


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/14
--------------------------------------------------------------------------------
8/1/13-1/31/14*          1 Year          5 Years         Since Inception 8/01/08

     6.03%               24.07%           19.83%                  10.13%


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/13
--------------------------------------------------------------------------------
1 Year                      5 Years                      Since Inception 8/01/08

36.05%                       18.88%                              11.11%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 7/31/13**
--------------------------------------------------------------------------------

                                      1.01%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2013, and is calculated as a percentage of average net assets. The expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                    USAA VALUE FUND           RUSSELL 3000        LIPPER MULTI-CAP
                  INSTITUTIONAL SHARES        VALUE INDEX         VALUE FUNDS INDEX
 7/31/2008             $10,000.00             $10,000.00            $10,000.00
 8/31/2008              10,177.13              10,194.58             10,112.61
 9/30/2008               9,371.98               9,468.06              9,176.26
10/31/2008               7,689.21               7,807.23              7,494.25
11/30/2008               7,117.55               7,219.27              6,996.23
12/31/2008               7,454.67               7,346.36              7,216.98
 1/31/2009               6,885.67               6,484.98              6,597.26
 2/28/2009               6,036.30               5,615.78              5,871.72
 3/31/2009               6,555.82               6,097.43              6,382.76
 4/30/2009               7,306.24               6,776.13              7,076.84
 5/31/2009               7,644.34               7,172.32              7,499.57
 6/30/2009               7,726.80               7,122.29              7,448.56
 7/31/2009               8,518.44               7,723.74              8,059.30
 8/31/2009               8,897.78               8,124.71              8,407.11
 9/30/2009               9,136.92               8,446.01              8,745.24
10/31/2009               8,930.76               8,163.12              8,526.27
11/30/2009               9,499.76               8,607.55              8,905.29
12/31/2009               9,771.02               8,798.10              9,135.74
 1/31/2010               9,570.25               8,549.82              8,884.95
 2/28/2010               9,921.61               8,829.97              9,173.17
 3/31/2010              10,515.56               9,417.97              9,700.54
 4/30/2010              10,749.80               9,696.61              9,932.75
 5/31/2010               9,871.41               8,897.64              9,105.17
 6/30/2010               9,202.16               8,373.50              8,541.76
 7/31/2010               9,888.14               8,942.80              9,127.30
 8/31/2010               9,285.82               8,537.34              8,687.70
 9/30/2010              10,231.13               9,219.10              9,441.23
10/31/2010              10,490.47               9,502.06              9,761.38
11/30/2010              10,557.39               9,474.94              9,718.28
12/31/2010              11,371.72              10,225.77             10,464.12
 1/31/2011              11,727.35              10,438.58             10,697.46
 2/28/2011              12,108.38              10,835.32             11,082.49
 3/31/2011              12,201.52              10,887.14             11,191.90
 4/30/2011              12,548.69              11,167.62             11,489.74
 5/31/2011              12,421.68              11,042.85             11,325.09
 6/30/2011              12,218.46              10,812.63             11,085.16
 7/31/2011              11,642.68              10,454.09             10,694.55
 8/31/2011              10,846.74               9,779.49              9,862.04
 9/30/2011               9,932.26               9,014.21              8,922.77
10/31/2011              11,168.50              10,066.81             10,038.25
11/30/2011              11,185.44              10,017.17              9,972.45
12/31/2011              11,350.72              10,215.45             10,033.37
 1/31/2012              11,840.49              10,624.87             10,604.40
 2/29/2012              12,364.64              11,027.09             11,101.08
 3/31/2012              12,751.30              11,355.17             11,356.60
 4/30/2012              12,519.30              11,235.54             11,216.37
 5/31/2012              11,685.83              10,574.51             10,409.81
 6/30/2012              12,124.05              11,098.16             10,823.63
 7/31/2012              12,218.56              11,195.72             10,868.15
 8/31/2012              12,510.71              11,446.46             11,195.49
 9/30/2012              12,811.44              11,813.17             11,501.00
10/31/2012              12,751.30              11,748.33             11,458.85
11/30/2012              12,802.85              11,746.51             11,505.80
12/31/2012              13,012.21              12,008.05             11,762.52
 1/31/2013              13,711.32              12,783.57             12,517.96
 2/28/2013              13,886.10              12,964.19             12,676.21
 3/31/2013              14,480.34              13,479.79             13,211.98
 4/30/2013              14,733.77              13,666.84             13,378.26
 5/31/2013              15,293.06              14,021.92             13,822.94
 6/30/2013              15,179.45              13,903.41             13,645.77
 7/31/2013              16,044.61              14,665.28             14,405.84
 8/31/2013              15,546.49              14,101.68             13,967.60
 9/30/2013              16,140.74              14,491.12             14,442.51
10/31/2013              16,734.98              15,112.54             15,069.08
11/30/2013              17,337.97              15,547.54             15,490.86
12/31/2013              17,702.51              15,933.16             15,854.03
 1/31/2014              17,011.50              15,363.26             15,307.09

                                   [END CHART]

                         Data from 7/31/08 to 1/31/14.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Value Fund Institutional Shares to the Fund's benchmarks listed above (see page 8 for benchmark definitions).

*The performance of the Russell 3000 Value Index and the Lipper Multi-Cap Value Funds Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indices does not reflect the deduction of any fees or expenses.

================================================================================

10  | USAA VALUE FUND

================================================================================

USAA VALUE FUND ADVISER SHARES (ADVISER SHARES) (Ticker Symbol: UAVAX)


--------------------------------------------------------------------------------
                                           1/31/14                     7/31/13
--------------------------------------------------------------------------------

Net Assets                              $8.3 Million                $8.2 Million
Net Asset Value Per Share                  $18.68                      $18.29


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/14
--------------------------------------------------------------------------------
8/1/13-1/31/14*                   1 Year                 Since Inception 8/01/10

     5.80%                        23.49%                          15.32%


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/13
--------------------------------------------------------------------------------
1 Year                                                  Since Inception 8/01/10

35.34%                                                            17.09%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 7/31/13**
--------------------------------------------------------------------------------

                                       1.57%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2013, and is calculated as a percentage of average net assets. The expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  RUSSELL 3000         LIPPER MULTI-CAP          USAA VALUE FUND
                  VALUE INDEX          VALUE FUNDS INDEX         ADVISER SHARES
 7/31/2010        $10,000.00             $10,000.00                $10,000.00
 8/31/2010          9,546.60               9,518.37                  9,188.07
 9/30/2010         10,308.96              10,343.94                 10,115.99
10/31/2010         10,625.37              10,694.71                 10,364.54
11/30/2010         10,595.04              10,647.48                 10,422.54
12/31/2010         11,434.64              11,464.64                 11,223.33
 1/31/2011         11,672.60              11,720.29                 11,565.96
 2/28/2011         12,116.24              12,142.13                 11,933.67
 3/31/2011         12,174.19              12,262.00                 12,017.24
 4/30/2011         12,487.83              12,588.32                 12,351.51
 5/31/2011         12,348.30              12,407.93                 12,217.80
 6/30/2011         12,090.87              12,145.05                 12,017.24
 7/31/2011         11,689.95              11,717.09                 11,432.25
 8/31/2011         10,935.60              10,804.98                 10,655.06
 9/30/2011         10,079.84               9,775.91                  9,744.15
10/31/2011         11,256.88              10,998.04                 10,955.91
11/30/2011         11,201.37              10,925.95                 10,964.26
12/31/2011         11,423.10              10,992.71                 11,111.07
 1/31/2012         11,880.92              11,618.33                 11,590.87
 2/29/2012         12,330.68              12,162.50                 12,095.92
 3/31/2012         12,697.55              12,442.46                 12,466.29
 4/30/2012         12,563.77              12,288.82                 12,239.02
 5/31/2012         11,824.60              11,405.14                 11,414.10
 6/30/2012         12,410.16              11,858.52                 11,843.39
 7/31/2012         12,519.25              11,907.30                 11,919.15
 8/31/2012         12,799.63              12,265.94                 12,196.93
 9/30/2012         13,209.69              12,600.66                 12,483.12
10/31/2012         13,137.19              12,554.48                 12,424.20
11/30/2012         13,135.15              12,605.92                 12,466.29
12/31/2012         13,427.61              12,887.18                 12,666.85
 1/31/2013         14,294.80              13,714.86                 13,339.35
 2/28/2013         14,496.78              13,888.23                 13,509.61
 3/31/2013         15,073.34              14,475.24                 14,079.96
 4/30/2013         15,282.50              14,657.41                 14,318.31
 5/31/2013         15,679.55              15,144.61                 14,846.10
 6/30/2013         15,547.04              14,950.50                 14,735.43
 7/31/2013         16,398.96              15,783.25                 15,569.66
 8/31/2013         15,768.74              15,303.11                 15,084.44
 9/30/2013         16,204.22              15,823.42                 15,654.79
10/31/2013         16,899.10              16,509.90                 16,216.63
11/30/2013         17,385.53              16,972.01                 16,795.49
12/31/2013         17,816.73              17,369.90                 17,142.70
 1/31/2014         17,179.46              16,770.66                 16,472.50

                                   [END CHART]

                         Data from 7/31/10 to 1/31/14.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Value Fund Adviser Shares to the Fund's benchmarks listed above (see page 8 for benchmark definitions).

*The performance of the Russell 3000 Value Index and the Lipper Multi-Cap Value Funds Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indices does not reflect the deduction of any fees or expenses.

================================================================================

12  | USAA VALUE FUND

================================================================================

                               o TOP 10 HOLDINGS o
                                 AS OF 1/31/2014
                                (% of Net Assets)

Capital One Financial Corp. .............................................   2.4%
Wells Fargo & Co. .......................................................   2.0%
Delphi Automotive plc ...................................................   2.0%
JPMorgan Chase & Co. ....................................................   2.0%
Medtronic, Inc. .........................................................   1.9%
Pfizer, Inc. ............................................................   1.9%
Microsoft Corp. .........................................................   1.9%
BP plc ADR ..............................................................   1.9%
SLM Corp. ...............................................................   1.8%
American Express Co. ....................................................   1.8%

                        o ASSET ALLOCATION -- 1/31/2014 o

                         [PIE CHART OF ASSET ALLOCATION]

FINANCIALS                                                                 23.1%
HEALTH CARE                                                                17.4%
INDUSTRIALS                                                                17.2%
CONSUMER DISCRETIONARY                                                     10.5%
INFORMATION TECHNOLOGY                                                      9.4%
ENERGY                                                                      8.8%
CONSUMER STAPLES                                                            3.9%
TELECOMMUNICATION SERVICES                                                  2.7%
MATERIALS                                                                   2.7%
UTILITIES                                                                   1.5%
MONEY MARKET INSTRUMENTS                                                    2.7%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 14-20.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2014 (unaudited)

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             COMMON STOCKS (97.2%)

             CONSUMER DISCRETIONARY (10.5%)
             ------------------------------
             APPAREL RETAIL (1.1%)
   112,100   L Brands, Inc.                                             $  5,870
    95,400   Men's Wearhouse, Inc.                                         4,583
                                                                        --------
                                                                          10,453
                                                                        --------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.9%)
   120,000   Hanesbrands, Inc.                                             8,537
                                                                        --------
             AUTO PARTS & EQUIPMENT (2.5%)
   263,500   American Axle & Manufacturing Holdings, Inc.*                 4,906
   319,770   Delphi Automotive plc                                        19,471
                                                                        --------
                                                                          24,377
                                                                        --------
             AUTOMOBILE MANUFACTURERS (0.4%)
   284,400   Ford Motor Co.                                                4,255
                                                                        --------
             AUTOMOTIVE RETAIL (0.3%)
    84,800   Murphy USA, Inc.                                              3,285
                                                                        --------
             CASINOS & GAMING (0.5%)
   322,800   International Game Technology                                 4,658
                                                                        --------
             GENERAL MERCHANDISE STORES (1.3%)
   229,210   Target Corp.                                                 12,982
                                                                        --------
             HOME FURNISHINGS (0.1%)
    22,300   Tempur Sealy International, Inc.*                             1,099
                                                                        --------
             HOTELS, RESORTS & CRUISE LINES (2.1%)
   290,939   Carnival Corp.                                               11,402
   175,900   Royal Caribbean Cruises Ltd.                                  8,725
                                                                        --------
                                                                          20,127
                                                                        --------
             HOUSEHOLD APPLIANCES (0.5%)
    35,700   Whirlpool Corp.                                               4,759
                                                                        --------
             LEISURE PRODUCTS (0.5%)
   108,300   Brunswick Corp.                                               4,490
                                                                        --------

================================================================================

14  | USAA VALUE FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             PUBLISHING (0.3%)
    56,100   John Wiley & Sons, Inc. "A"                                $  3,037
                                                                        --------
             Total Consumer Discretionary                                102,059
                                                                        --------
             CONSUMER STAPLES (3.9%)
             -----------------------
             DRUG RETAIL (0.4%)
    77,724   Walgreen Co.                                                  4,457
                                                                        --------
             TOBACCO (3.5%)
   243,277   Altria Group, Inc.                                            8,568
   109,600   Lorillard, Inc.                                               5,395
   191,020   Philip Morris International, Inc.                            14,926
   103,000   Reynolds American, Inc.                                       4,996
                                                                        --------
                                                                          33,885
                                                                        --------
             Total Consumer Staples                                       38,342
                                                                        --------
             ENERGY (8.8%)
             -------------
             INTEGRATED OIL & GAS (3.5%)
   379,213   BP plc ADR                                                   17,781
   180,708   Occidental Petroleum Corp.                                   15,825
                                                                        --------
                                                                          33,606
                                                                        --------
             OIL & GAS DRILLING (1.0%)
    62,300   Helmerich & Payne, Inc.                                       5,485
   117,100   SeaDrill Ltd.                                                 4,181
                                                                        --------
                                                                           9,666
                                                                        --------
             OIL & GAS EXPLORATION & PRODUCTION (3.7%)
   213,987   ConocoPhillips                                               13,899
   126,480   Linn Co., LLC                                                 4,071
   327,483   Marathon Oil Corp.                                           10,738
   131,000   Murphy Oil Corp.                                              7,416
                                                                        --------
                                                                          36,124
                                                                        --------
             OIL & GAS REFINING & MARKETING (0.6%)
    84,862   Phillips 66                                                   6,203
                                                                        --------
             Total Energy                                                 85,599
                                                                        --------
             FINANCIALS (23.1%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (2.2%)
    57,700   Ameriprise Financial, Inc.                                    6,095
   243,100   Janus Capital Group, Inc.                                     2,672
   184,426   State Street Corp.                                           12,347
                                                                        --------
                                                                          21,114
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             CONSUMER FINANCE (6.8%)
   202,314   American Express Co.                                       $ 17,201
   328,698   Capital One Financial Corp.                                  23,209
   150,400   Discover Financial Services                                   8,069
   768,531   SLM Corp.                                                    17,492
                                                                        --------
                                                                          65,971
                                                                        --------
             DIVERSIFIED BANKS (2.0%)
   442,704   Wells Fargo & Co.                                            20,072
                                                                        --------
             INSURANCE BROKERS (0.5%)
   114,300   Willis Group Holdings Ltd. plc                                4,922
                                                                        --------
             MULTI-LINE INSURANCE (0.5%)
   357,000   Genworth Financial, Inc. "A"*                                 5,266
                                                                        --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (4.8%)
   864,682   Bank of America Corp.                                        14,483
   278,072   Citigroup, Inc.                                              13,189
   346,508   JPMorgan Chase & Co.                                         19,183
                                                                        --------
                                                                          46,855
                                                                        --------
             PROPERTY & CASUALTY INSURANCE (0.1%)
    27,265   ProAssurance Corp.                                            1,267
                                                                        --------
             REGIONAL BANKS (4.9%)
   144,700   CIT Group, Inc.                                               6,736
    71,900   City National Corp.                                           5,202
   415,000   Fifth Third Bancorp                                           8,723
   463,600   First Niagara Financial Group, Inc.                           4,006
    81,800   Hanmi Financial Corp.                                         1,764
   204,938   PNC Financial Services Group, Inc.                           16,371
    75,100   Prosperity Bancshares, Inc.                                   4,698
                                                                        --------
                                                                          47,500
                                                                        --------
             REITs - OFFICE (0.0%)
     7,900   Corporate Office Properties Trust                               196
                                                                        --------
             THRIFTS & MORTGAGE FINANCE (1.3%)
   443,800   New York Community Bancorp, Inc.                              7,185
   361,000   People's United Financial, Inc.                               5,130
                                                                        --------
                                                                          12,315
                                                                        --------
             Total Financials                                            225,478
                                                                        --------
             HEALTH CARE (17.4%)
             -------------------
             HEALTH CARE DISTRIBUTORS (1.5%)
   222,130   Cardinal Health, Inc.                                        15,109
                                                                        --------

================================================================================

16  | USAA VALUE FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             HEALTH CARE EQUIPMENT (2.9%)
   331,776   Medtronic, Inc.                                            $ 18,765
   151,900   St. Jude Medical, Inc.                                        9,225
                                                                        --------
                                                                          27,990
                                                                        --------
             HEALTH CARE FACILITIES (0.5%)
   160,200   HealthSouth Corp.                                             4,986
                                                                        --------
             HEALTH CARE SERVICES (1.0%)
   156,600   Omnicare, Inc.                                                9,781
                                                                        --------
             HEALTH CARE SUPPLIES (0.2%)
    54,300   Haemonetics Corp.*                                            2,058
                                                                        --------
             LIFE SCIENCES TOOLS & SERVICES (0.4%)
    38,900   Covance, Inc.*                                                3,678
                                                                        --------
             MANAGED HEALTH CARE (3.5%)
    95,500   Cigna Corp.                                                   8,243
   174,160   UnitedHealth Group, Inc.                                     12,588
   156,110   WellPoint, Inc.                                              13,425
                                                                        --------
                                                                          34,256
                                                                        --------
             PHARMACEUTICALS (7.4%)
   172,599   Johnson & Johnson                                            15,270
   291,978   Merck & Co., Inc.                                            15,466
   601,533   Pfizer, Inc.                                                 18,286
   242,119   Sanofi ADR                                                   11,840
   259,738   Teva Pharmaceutical Industries Ltd. ADR                      11,592
                                                                        --------
                                                                          72,454
                                                                        --------
             Total Health Care                                           170,312
                                                                        --------
             INDUSTRIALS (17.2%)
             -------------------
             AEROSPACE & DEFENSE (4.8%)
   108,964   General Dynamics Corp.                                       11,039
   173,227   Honeywell International, Inc.                                15,804
    26,700   L-3 Communications Holdings, Inc.                             2,966
   177,832   Raytheon Co.                                                 16,906
                                                                        --------
                                                                          46,715
                                                                        --------
             AIR FREIGHT & LOGISTICS (0.4%)
    86,200   Forward Air Corp.                                             3,839
                                                                        --------
             BUILDING PRODUCTS (1.0%)
   125,225   Gibraltar Industries, Inc.*                                   2,236
    79,500   Simpson Manufacturing Co., Inc.                               2,592
    65,300   Trex Co., Inc.*                                               4,593
                                                                        --------
                                                                           9,421
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             CONSTRUCTION & ENGINEERING (1.0%)
   121,800   Aegion Corp.*                                              $  2,499
   135,003   Comfort Systems USA, Inc.                                     2,300
   177,400   KBR, Inc.                                                     5,553
                                                                        --------
                                                                          10,352
                                                                        --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.7%)
   140,800   Joy Global, Inc.                                              7,433
    86,400   Oshkosh Corp.                                                 4,677
   123,800   Terex Corp.                                                   5,076
                                                                        --------
                                                                          17,186
                                                                        --------
             DIVERSIFIED SUPPORT SERVICES (0.5%)
   129,700   Mobile Mini, Inc.*                                            5,016
                                                                        --------
             ELECTRICAL COMPONENTS & EQUIPMENT (2.9%)
   101,100   Eaton Corp. plc                                               7,389
   196,648   Emerson Electric Co.                                         12,967
   268,200   II-VI, Inc.*                                                  4,096
    49,700   Regal-Beloit Corp.                                            3,682
                                                                        --------
                                                                          28,134
                                                                        --------
             INDUSTRIAL MACHINERY (4.6%)
    37,900   Barnes Group, Inc.                                            1,419
   136,267   Illinois Tool Works, Inc.                                    10,747
   105,800   Pentair Ltd.                                                  7,864
    82,000   SPX Corp.                                                     8,165
   198,714   Stanley Black & Decker, Inc.                                 15,380
    35,600   Xylem, Inc.                                                   1,188
                                                                        --------
                                                                          44,763
                                                                        --------
             OFFICE SERVICES & SUPPLIES (0.3%)
    97,400   Herman Miller, Inc.                                           2,730
                                                                        --------
             Total Industrials                                           168,156
                                                                        --------
             INFORMATION TECHNOLOGY (9.4%)
             -----------------------------
             APPLICATION SOFTWARE (0.3%)
   133,700   Mentor Graphics Corp.                                         2,781
                                                                        --------
             DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
   172,100   Total System Services, Inc.                                   5,142
                                                                        --------
             ELECTRONIC COMPONENTS (0.8%)
    42,300   Littelfuse, Inc.                                              3,786
   267,100   Vishay Intertechnology, Inc.*                                 3,627
                                                                        --------
                                                                           7,413
                                                                        --------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
    47,600   FARO Technologies, Inc.*                                      2,462
                                                                        --------

================================================================================

18  | USAA VALUE FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             ELECTRONIC MANUFACTURING SERVICES (0.9%)
   151,900   Mercury Computer Systems, Inc.*                            $  1,625
    81,200   Park Electrochemical Corp.                                    2,450
   132,500   Plexus Corp.*                                                 5,181
                                                                        --------
                                                                           9,256
                                                                        --------
             SEMICONDUCTOR EQUIPMENT (0.4%)
   258,000   Brooks Automation, Inc.                                       2,619
   182,400   Photronics, Inc.*                                             1,514
                                                                        --------
                                                                           4,133
                                                                        --------
             SEMICONDUCTORS (3.5%)
   141,700   Diodes, Inc.*                                                 3,247
   263,100   Fairchild Semiconductor International, Inc.*                  3,357
   450,761   Intel Corp.                                                  11,062
   122,900   Microchip Technology, Inc.                                    5,513
   266,140   Texas Instruments, Inc.                                      11,284
                                                                        --------
                                                                          34,463
                                                                        --------
             SYSTEMS SOFTWARE (2.7%)
   245,000   CA, Inc.                                                      7,859
   475,817   Microsoft Corp.                                              18,010
                                                                        --------
                                                                          25,869
                                                                        --------
             Total Information Technology                                 91,519
                                                                        --------
             MATERIALS (2.7%)
             ----------------
             CONSTRUCTION MATERIALS (0.3%)
   102,200   CRH plc ADR                                                   2,647
                                                                        --------
             DIVERSIFIED CHEMICALS (0.6%)
    88,165   E.I. du Pont de Nemours & Co.                                 5,379
                                                                        --------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
    85,700   Scotts Miracle-Gro Co. "A"                                    5,090
                                                                        --------
             SPECIALTY CHEMICALS (1.3%)
   151,400   PolyOne Corp.                                                 5,384
   110,400   Rockwood Holdings, Inc.                                       7,565
                                                                        --------
                                                                          12,949
                                                                        --------
             Total Materials                                              26,065
                                                                        --------
             TELECOMMUNICATION SERVICES (2.7%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (2.1%)
   252,941   AT&T, Inc.                                                    8,428
   245,973   Verizon Communications, Inc.                                 11,812
                                                                        --------
                                                                          20,240
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.6%)
   175,800   Vodafone Group plc ADR                                     $  6,515
                                                                        --------
             Total Telecommunication Services                             26,755
                                                                        --------
             UTILITIES (1.5%)
             ----------------
             ELECTRIC UTILITIES (1.2%)
    86,883   Entergy Corp.                                                 5,476
    56,400   Pinnacle West Capital Corp.                                   2,969
    98,000   Xcel Energy, Inc.                                             2,833
                                                                        --------
                                                                          11,278
                                                                        --------
             MULTI-UTILITIES (0.3%)
   132,400   CenterPoint Energy, Inc.                                      3,098
                                                                        --------
             Total Utilities                                              14,376
                                                                        --------
             Total Common Stocks (cost: $653,239)                        948,661
                                                                        --------

             MONEY MARKET INSTRUMENTS (2.7%)

             MONEY MARKET FUNDS (2.7%)
26,610,534   State Street Institutional Liquid Reserve Fund, 0.06%(a)
                (cost: $26,610)                                           26,610
                                                                        --------
             TOTAL INVESTMENTS (COST: $679,849)                         $975,271
                                                                        ========

----------------------------------------------------------------------------------------------------
($ IN 000s)                                      VALUATION HIERARCHY
----------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS         TOTAL
----------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                            $948,661                  $-             $-      $948,661
Money Market Instruments:
  Money Market Funds                         26,610                   -              -        26,610
----------------------------------------------------------------------------------------------------
Total                                      $975,271                  $-             $-      $975,271
----------------------------------------------------------------------------------------------------

For the period of August 1, 2013, through January 31, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

20  | USAA VALUE FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2014 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 9.5% of net assets at January 31, 2014.

o  PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

   ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

   REIT    Real estate investment trust

o  SPECIFIC NOTES

   (a) Rate represents the money market fund annualized seven-day yield at January 31, 2014.

     *  Non-income-producing security.

   See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  21

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

January 31, 2014 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $679,849)             $975,271
   Receivables:
      Capital shares sold:
         Affiliated transactions (Note 7)                                          29
         Nonaffiliated transactions                                               793
      Dividends and interest                                                      770
      Securities sold                                                           5,582
                                                                             --------
         Total assets                                                         982,445
                                                                             --------
LIABILITIES
   Payables:
      Securities purchased                                                      5,457
      Capital shares redeemed                                                     411
   Accrued management fees                                                        624
   Accrued transfer agent's fees                                                   38
   Other accrued expenses and payables                                             69
                                                                             --------
         Total liabilities                                                      6,599
                                                                             --------
            Net assets applicable to capital shares outstanding              $975,846
                                                                             ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                           $668,544
   Accumulated undistributed net investment income                                363
   Accumulated net realized gain on investments                                11,517
   Net unrealized appreciation of investments                                 295,422
                                                                             --------
            Net assets applicable to capital shares outstanding              $975,846
                                                                             ========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $754,528/40,289 shares outstanding)         $  18.73
                                                                             ========
      Institutional Shares (net assets of $212,999/11,383
         shares outstanding)                                                 $  18.71
                                                                             ========
      Adviser Shares (net assets of $8,319/445 shares outstanding)           $  18.68
                                                                             ========

See accompanying notes to financial statements.

================================================================================

22  | USAA VALUE FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended January 31, 2014 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $18)                           $ 9,666
   Interest                                                                        11
                                                                              -------
      Total income                                                              9,677
                                                                              -------
EXPENSES
   Management fees                                                              3,510
   Administration and servicing fees:
      Fund Shares                                                                 519
      Institutional Shares                                                        107
      Adviser Shares                                                                6
   Transfer agent's fees:
      Fund Shares                                                                 569
      Institutional Shares                                                        107
   Distribution and service fees (Note 6F):
      Adviser Shares                                                               11
   Custody and accounting fees:
      Fund Shares                                                                  50
      Institutional Shares                                                         15
      Adviser Shares                                                                1
   Postage:
      Fund Shares                                                                  15
   Shareholder reporting fees:
      Fund Shares                                                                  13
   Trustees' fees                                                                   7
   Registration fees:
      Fund Shares                                                                  21
      Institutional Shares                                                         12
      Adviser Shares                                                               13
   Professional fees                                                               47
   Other                                                                            8
                                                                              -------
         Net expenses                                                           5,031
                                                                              -------
NET INVESTMENT INCOME                                                           4,646
                                                                              -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain                                                           24,132
   Change in net unrealized appreciation/depreciation                          20,924
                                                                              -------
         Net realized and unrealized gain                                      45,056
                                                                              -------
   Increase in net assets resulting from operations                           $49,702
                                                                              =======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  23

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended January 31, 2014 (unaudited), and year ended
July 31, 2013

--------------------------------------------------------------------------------

                                                          1/31/2014    7/31/2013
--------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                   $  4,646     $ 10,095
   Net realized gain on investments                          24,132       39,028
   Change in net unrealized appreciation/depreciation
      of investments                                         20,924      146,405
                                                           ---------------------
      Increase in net assets resulting from operations       49,702      195,528
                                                           ---------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                            (7,457)      (6,968)
      Institutional Shares                                   (2,381)      (3,055)
      Adviser Shares                                            (56)         (77)
                                                           ---------------------
         Total distributions of net investment income        (9,894)     (10,100)
                                                           ---------------------
   Net realized gains:
      Fund Shares                                           (19,995)           -
      Institutional Shares                                   (6,055)           -
      Adviser Shares                                           (246)           -
                                                           ---------------------
         Total distributions of net realized gains          (26,296)           -
                                                           ---------------------
      Distributions to shareholders                         (36,190)           -
                                                           ---------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                              111,588       75,015
   Institutional Shares                                      (5,484)      (6,896)
   Adviser Shares                                               (90)         (26)
                                                           ---------------------
      Total net increase in net assets from capital
         share transactions                                 106,014       68,093
                                                           ---------------------
   Net increase in net assets                               119,526      253,521

NET ASSETS
   Beginning of period                                      856,320      602,799
                                                           ---------------------
   End of period                                           $975,846     $856,320
                                                           =====================
Accumulated undistributed net investment income:
   End of period                                           $    363     $  5,611
                                                           =====================

See accompanying notes to financial statements.

================================================================================

24  | USAA VALUE FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2014 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this semiannual report pertains only to the USAA Value Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek long-term growth of capital.

The Fund consists of three classes of shares: Value Fund Shares (Fund Shares), Value Fund Institutional Shares (Institutional Shares), and Value Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public. The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

   The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

   The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

   The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities

================================================================================

26  | USAA VALUE FUND

================================================================================

       exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

   2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

       assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

   3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

   4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   5. Repurchase agreements are valued at cost, which approximates market value.

   6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser(s), if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an

================================================================================

28  | USAA VALUE FUND

================================================================================

   orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

   Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

   1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

   2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

   The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

F. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the

================================================================================

30  | USAA VALUE FUND

================================================================================

   six-month period ended January 31, 2014, brokerage commission recapture credits reduced the expenses of the Fund Shares by less than $500, respectively. For the six-month period ended January 31, 2014 there were no custodian and other bank credits.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2014, the Fund paid CAPCO facility fees of $3,000, which represents 1.4% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2014.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year end of July 31, 2014, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At July 31, 2013, the Fund had no pre-enactment or post-enactment capital loss carryforwards, for federal income tax purposes.

For the six-month period ended January 31, 2014, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2014, were $175,041,000 and $90,265,000, respectively.

As of January 31, 2014, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

================================================================================

32  | USAA VALUE FUND

================================================================================

Gross unrealized appreciation and depreciation of investments as of January 31, 2014, were $299,229,000 and $3,807,000, respectively, resulting in net unrealized appreciation of $295,422,000.

(5) CAPITAL SHARE TRANSACTIONS

At January 31, 2014, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds. Capital share transactions for all classes were as follows, in thousands:

                                           SIX-MONTH
                                          PERIOD ENDED              YEAR ENDED
                                        JANUARY 31, 2014           JULY 31, 2013
------------------------------------------------------------------------------------
                                     SHARES          AMOUNT     SHARES        AMOUNT
                                     -----------------------------------------------
FUND SHARES:
Shares sold                           7,367        $140,543      9,639      $156,599
Shares issued from reinvested
  dividends                           1,424          27,183        456         6,873
Shares redeemed                      (2,965)        (56,138)    (5,517)      (88,457)
                                     -----------------------------------------------
Net increase from capital
  share transactions                  5,826        $111,588      4,578      $ 75,015
                                     ===============================================
INSTITUTIONAL SHARES:
Shares sold                             370        $  6,979      1,331      $ 20,888
Shares issued from reinvested
  dividends                             442           8,436        203         3,055
Shares redeemed                      (1,132)        (20,899)    (1,880)      (30,839)
                                     -----------------------------------------------
Net decrease from capital
  share transactions                   (320)       $ (5,484)      (346)     $ (6,896)
                                     ===============================================
ADVISER SHARES:
Shares sold                               2        $     31          3      $     53
Shares issued from reinvested
  dividends                               -*              3          -*            2
Shares redeemed                          (7)           (124)        (5)          (81)
                                     -----------------------------------------------
Net decrease from capital
  share transactions                     (5)       $    (90)        (2)     $    (26)
                                     ===============================================

*Represents less than 500 shares.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets.

    The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically reports to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadviser(s). The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Manager could change the allocations without shareholder approval.

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Multi-Cap Value Funds Index over the performance period. The Lipper Multi-Cap Value Funds Index tracks the total return performance of the 30 largest funds in the Lipper Multi-Cap Value Funds category. The performance period for each class consists of the current month plus the

================================================================================

34  | USAA VALUE FUND

================================================================================

    previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE             ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)               AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
-----------------------------------------------------------------------------
+/- 1.00% to 4.00%                 +/- 0.04%
+/- 4.01% to 7.00%                 +/- 0.05%
+/- 7.01% and greater              +/- 0.06%

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point (0.01%). Average net assets of the share class are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Multi-Cap Value Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended January 31, 2014, the Fund incurred total management fees, paid or payable to the Manager, of $3,510,000, which included a performance adjustment for the Fund Shares and Institutional Shares of $55,000 and $28,000, respectively. For the Fund Shares and Institutional Shares, the performance adjustments were 0.02% and 0.03%, respectively. The Adviser Shares did not include a performance adjustment for the Fund for the six-month period ended January 31, 2014.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

B. SUBADVISORY ARRANGEMENT(S) -- The Manager has entered into an investment subadvisory agreement with Barrow, Hanley, Mewhinney & Strauss, LLC (BHMS), under which BHMS directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays BHMS a subadvisory fee based on the aggregate average net assets that BHMS manages in the USAA Value Fund and the USAA Growth & Income Fund combined, in the annual amount of 0.75% on the first $15 million in assets, 0.55% on assets over $15 million and up to $25 million, 0.45% on assets over $25 million and up to $100 million, 0.35% on assets over $100 million and up to $200 million, 0.25% on assets over $200 million and up to $1 billion, and 0.15% on assets over $1 billion. For the six-month period ended January 31, 2014, the Manager incurred subadvisory fees, paid or payable to BHMS, of $1,196,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, and 0.10% of average net assets of the Institutional Shares. For the six-month period ended January 31, 2014, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $519,000, $107,000, and $6,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2014, the Fund reimbursed the Manager $13,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager had agreed, through December 1, 2013, to limit the total annual operating expenses of the Fund Shares and the Adviser Shares to 1.15% and 1.65%, respectively, of

================================================================================

36  | USAA VALUE FUND

================================================================================

    their average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Fund Shares and Adviser Shares for all expenses in excess of those amounts. Effective December 1, 2013, the Manager terminated this agreement for the Fund Shares and Adviser Shares.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended January 31, 2014, the Fund Shares, Institutional Shares, and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $569,000, $107,000, and less than $500, respectively.

F. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended January 31, 2014, the Adviser Shares incurred distribution and service (12b-1) fees of $11,000.

G. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

    on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA Funds and is one of 17 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of January 31, 2014, the Fund recorded a receivable for capital shares sold of $29,000 for the USAA fund-of-funds' purchases and redemptions of Institutional Shares. As of January 31, 2014, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                              OWNERSHIP %
-----------------------------------------------------------------------------
USAA Cornerstone Conservative Fund                                    0.1
USAA Cornerstone Equity Fund                                          0.4
USAA Target Retirement Income Fund                                    0.9
USAA Target Retirement 2020 Fund                                      2.4
USAA Target Retirement 2030 Fund                                      6.0
USAA Target Retirement 2040 Fund                                      7.8
USAA Target Retirement 2050 Fund                                      4.0
USAA Target Retirement 2060 Fund                                      0.1

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At January 31, 2014, USAA and its affiliates owned 441,000 shares which represents 98.9% of the Adviser Shares and 0.8% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

38  | USAA VALUE FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                             SIX-MONTH
                            PERIOD ENDED
                             JANUARY 31,                          YEAR ENDED JULY 31,
                           ----------------------------------------------------------------------------
                               2014              2013         2012       2011         2010         2009
                           ----------------------------------------------------------------------------
Net asset value at
  beginning of period      $  18.37          $  14.22     $  13.74   $  11.82     $  10.33     $  12.45
                           ----------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income         .08               .21          .23        .14          .13          .19
  Net realized and
    unrealized gain (loss)     1.03              4.17          .41       1.91         1.50        (2.11)
                           ----------------------------------------------------------------------------
Total from investment
  operations                   1.11              4.38          .64       2.05         1.63        (1.92)
                           ----------------------------------------------------------------------------
Less distributions from:
  Net investment income        (.20)             (.23)        (.16)      (.13)        (.14)        (.20)
  Realized capital gains       (.55)                -            -          -           -             -
                           ----------------------------------------------------------------------------
Total distributions            (.75)             (.23)        (.16)      (.13)        (.14)        (.20)
                           ----------------------------------------------------------------------------
Net asset value at end
  of period                $  18.73          $  18.37     $  14.22   $  13.74     $  11.82     $  10.33
                           ============================================================================
Total return (%)*              6.02             31.15         4.77      17.39        15.82       (15.14)
Net assets at end of
  period (000)             $754,528          $633,228     $425,071   $585,536     $437,995     $347,492
Ratios to average
  net assets:**
  Expenses (%)(a)              1.12(b),(c)       1.15         1.15       1.15         1.15         1.15
  Expenses, excluding
    reimbursements (%)(a)      1.12(b)           1.25         1.31       1.25         1.32         1.41
  Net investment income (%)     .99(b)           1.40         1.48       1.10         1.16         2.00
Portfolio turnover (%)           10                26           20         22           17           26

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2014, average net assets were $687,633,000.
(a) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                               (.00%)(+)         (.00%)(+)    (.01%)     (.01%)       (.01%)       (.01%)
    (+) Represents less than 0.01% of average net assets.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Prior to December 1, 2013, the Manager had voluntarily agreed to limit the annual expenses of the
    Fund Shares to 1.15% of the Fund Shares' average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                    SIX-MONTH
                                   PERIOD ENDED                                                   PERIOD ENDED
                                    JANUARY 31,                YEAR ENDED JULY 31,                   JULY 31,
                                   ----------------------------------------------------------------------------
                                       2014           2013         2012        2011         2010        2009***
                                   ----------------------------------------------------------------------------
Net asset value at
  beginning of period              $  18.36       $  14.22     $  13.75    $  11.82      $ 10.34     $ 12.42
                                   -------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income                 .11            .25          .21         .18          .18         .18(a)
  Net realized and
    unrealized gain (loss)             1.00           4.15          .45        1.91         1.47       (2.05)(a)
                                   -------------------------------------------------------------------------
Total from investment
  operations                           1.11           4.40          .66        2.09         1.65       (1.87)(a)
                                   -------------------------------------------------------------------------
Less distributions from:
  Net investment income                (.21)          (.26)        (.19)       (.16)        (.17)       (.21)
  Realized capital gains               (.55)             -            -           -            -           -
                                   -------------------------------------------------------------------------
Total distributions                    (.76)          (.26)        (.19)       (.16)        (.17)       (.21)
                                   -------------------------------------------------------------------------
Net asset value at end
  of period                        $  18.71       $  18.36     $  14.22    $  13.75      $ 11.82     $ 10.34
                                   =========================================================================
Total return (%)*                      6.03          31.31         4.95       17.74        15.97      (14.73)
Net assets at end of
  period (000)                     $212,999       $214,855     $171,322    $141,668      $87,698     $29,437
Ratios to average
  net assets:**
  Expenses (%)(c)                      1.02(b)        1.01         1.00         .90(d)       .90(d)      .90(b),(d)
  Net investment income (%)            1.11(b)        1.54         1.61        1.35         1.38        2.06(b)
Portfolio turnover (%)                   10             26           20          22           17          26

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2014, average net assets were $211,514,000.
*** Institutional Shares were initiated on August 1, 2008.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios as follows:
                                       (.00%)(+)      (.00%)(+)    (.01%)      (.01%)       (.01%)      (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(d) Prior to December 1, 2010, the Manager had voluntarily agreed to limit the annual expenses of the
    Institutional Shares to 0.91% of the Institutional Shares' average net assets.

================================================================================

40  | USAA VALUE FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                 SIX-MONTH
                                               PERIOD ENDED                            PERIOD ENDED
                                                JANUARY 31,       YEAR ENDED JULY 31,    JULY 31,
                                               -----------------------------------------------------
                                                  2014             2013         2012        2011***
                                               -----------------------------------------------------
Net asset value at beginning of period          $18.29           $14.16       $13.68      $12.07
                                                ------------------------------------------------
Income from investment operations:
  Net investment income                            .06              .15          .13         .08(a)
  Net realized and unrealized gain                1.01             4.15          .44        1.65(a)
                                                ------------------------------------------------
Total from investment operations                  1.07             4.30          .57        1.73(a)
                                                ------------------------------------------------
Less distributions from:
  Net investment income                           (.13)            (.17)        (.09)       (.12)
  Realized capital gains                          (.55)               -            -           -
                                                ------------------------------------------------
Total distributions                               (.68)            (.17)        (.09)       (.12)
                                                ------------------------------------------------
Net asset value at end of period                $18.68           $18.29       $14.16      $13.68
                                                ================================================
Total return (%)*                                 5.80            30.63         4.26       14.32
Net assets at end of period (000)               $8,319           $8,237       $6,406      $6,161
Ratios to average net assets:**
  Expenses (%)(c)                                 1.48(b),(d)      1.57         1.65        1.65(b)
  Expenses, excluding reimbursements (%)(c)       1.48(b)          1.57         1.66        2.00(b)
  Net investment income (%)                        .65(b)           .99          .97         .58(b)
Portfolio turnover (%)                              10               26           20          22

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2014, average net assets were $8,406,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios as follows:
                                                  (.00%)(+)        (.00%)(+)     (.01%)     (.00%)(+)

    (+) Represents less than 0.01% of average net assets.
(d) Prior to December 1, 2013, the Manager had voluntarily agreed to limit the annual expenses of the Adviser Shares to 1.65% of the Adviser Shares' average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

EXPENSE EXAMPLE

January 31, 2014 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2013, through January 31, 2014.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be

================================================================================

42  | USAA VALUE FUND

================================================================================

used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                       EXPENSES PAID
                                          BEGINNING               ENDING               DURING PERIOD*
                                        ACCOUNT VALUE          ACCOUNT VALUE          AUGUST 1, 2013 -
                                        AUGUST 1, 2013        JANUARY 31, 2014        JANUARY 31, 2014
                                        --------------------------------------------------------------
FUND SHARES
Actual                                    $1,000.00              $1,060.20                  $5.82

Hypothetical
  (5% return before expenses)              1,000.00               1,019.56                   5.70

INSTITUTIONAL SHARES
Actual                                     1,000.00               1,060.30                   5.30

Hypothetical
  (5% return before expenses)              1,000.00               1,020.06                   5.19

ADVISER SHARES
Actual                                     1,000.00               1,058.00                   7.68

Hypothetical
  (5% return before expenses)              1,000.00               1,017.74                   7.53

*   Expenses are equal to the annualized expense ratio of 1.12% for Fund
    Shares, 1.02% for Institutional Shares, and 1.48% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 6.02% for Fund Shares, 6.03% for Institutional Shares, and 5.80% for Adviser Shares for the six-month period of August 1, 2013, through January 31, 2014.

================================================================================

                                                           EXPENSE EXAMPLE |  43

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Paul L. McNamara
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA
        (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722);
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge
(i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>>  SAVE PAPER AND FUND COSTS
    Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
    Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
         USAA      WE KNOW WHAT IT MEANS TO SERVE.(R)

    ============================================================================
    40847-0314                               (C)2014, USAA. All rights reserved.

    ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




                               SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2014

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     03/31/2014
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     03/31/2014
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     03/31/2014
         ------------------------------

*Print the name and title of each signing officer under his or her signature.